Offerings	Oct. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, one redeemable warrant and one right to receive 1/4 of an ordinary share(3)
Amount Registered	8,625,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 86,250,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,503.75
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the rights included as part of the units(3)
Amount Registered	2,156,250
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 21,562,500
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,875.94
Offering Note
(2)

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

(3)

Includes 1,125,000 units that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any. Such units include 1,125,000 ordinary shares, 1,125,000 redeemable warrants and 1,125,000 rights.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative shares
Amount Registered	129,375
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 1,293,750
Fee Rate	0.0087%
Amount of Registration Fee	$ 112.56
Offering Note
(4)	No fee pursuant to Rule 457(g).